Earnings Per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
EARNINGS PER SHARE
16.	earnings per share

Basic earnings per share represents the net income attributable to the ordinary shareholders divided by the weighted average number of common shares outstanding during the years.

Diluted earnings per share represents the net income attributable to the ordinary shareholders divided by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The Company has 1,612,500 unvested Earnout Shares outstanding as at and for the year ended December 31, 2023. These Earnout Shares contain a non-forfeitable right to dividends and hence are considered as participating securities. The two-class method was applied to compute basic earnings per share attributable to common shareholders.

Unvested restricted shares awards have been included in the diluted weighted-average common shares outstanding using the treasury stock method.

The outstanding warrants have not been factored in diluted earnings per share computation for 2022 and 2021, as the average market price of ordinary shares at the end of the year does not exceed the exercise price of the warrants. In 2023, the Company repurchased all the outstanding warrants.

The following table reflects the income and share data used in the basic and diluted earnings per share calculations:

	Year ended December 31,
	2023	2022	2021
(In USD ’000 except share and per share data)
Net Income	118,194	89,234	46,814
Less: net income attributable to the Earnout Shares	(7,469)	(4,906)	(1,968)
Less: dividends attributable to the common shares under share-based compensation plan	(30)	(147)	(131)
Net income available to common shareholders	110,695	84,181	44,715
Weighted average number of shares – basic	42,943,535	45,546,262	45,470,957
Common shares under share-based compensation plan	525,341	120,872	70,060
Weighted average number of shares – diluted	43,468,876	45,667,134	45,541,017
Basic earnings per share	2.58	1.85	0.98
Diluted earnings per share	2.55	1.84	0.98